Investor A C And Institutional [Member] Expense Example - Investor A, C and Institutional - BlackRock New York Municipal Opportunities Fund	Jun. 30, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 518
Expense Example, with Redemption, 3 Years	729
Expense Example, with Redemption, 5 Years	958
Expense Example, with Redemption, 10 Years	1,614
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	550
Expense Example, with Redemption, 5 Years	953
Expense Example, with Redemption, 10 Years	1,880
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	430
Expense Example, with Redemption, 10 Years	$ 970